Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 45,366	£ 47,509
Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	45,366	47,509
Borrowings net, derivative instruments adjustment	45,179	47,196
Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(187)	(313)
Within 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	7,562	4,225
Within 1 Year | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	11,145	10,384
Borrowings net, derivative instruments adjustment	14,274	14,771
Within 1 Year | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	1,794	3,069
Within 1 Year | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	1,335	1,318
Between 1-2 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,947	7,261
Between 1-2 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	1,888	4,540
Borrowings net, derivative instruments adjustment	622	3,951
Between 1-2 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(508)	(589)
Between 1-2 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(758)
Between 2-3 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	6,992	2,958
Between 2-3 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	4,432	1,967
Borrowings net, derivative instruments adjustment	4,206	635
Between 2-3 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(226)	(539)
Between 2-3 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(793)
Between 3-4 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,505	7,095
Between 3-4 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,451	4,577
Borrowings net, derivative instruments adjustment	1,802	4,341
Between 3-4 Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(236)
Between 3-4 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(649)
Between 4-5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	3,173	2,580
Between 4-5 Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	3,161	2,585
Borrowings net, derivative instruments adjustment	3,161	1,885
Between 4-5 Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(700)
Beyond Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	22,187	23,390
Beyond Five Years | Interest Rate Risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	22,289	23,456
Borrowings net, derivative instruments adjustment	21,114	21,613
Beyond Five Years | Interest Rate Risk | Interest Rate Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,060)	(1,705)
Beyond Five Years | Interest Rate Risk | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ (115)	£ (138)